SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 3)	12 Months Ended
Dec. 31, 2015
Core deposit intangible | 2008 acquisition
Finite-Lived Intangible Assets [Line Items]
Amortization period	9 years 8 months 12 days